Condensed Financial Information Of Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Parent Company

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(Amounts in thousands, except for share and per share data)

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	499,863	496,184	71,940
Prepaid expenses and other current assets	5,922	8,805	1,277
Amounts due from subsidiaries	1,430,792	1,383,654	200,611
Total current assets	1,936,577	1,888,643	273,828
Non-current assets
Long-term investments	—	12,622	1,830
Other non-current assets	25,316	25,424	3,686
Total non-current assets	25,316	38,046	5,516
TOTAL ASSETS	1,961,893	1,926,689	279,344

LIABILITIES AND SHAREHOLDERS’ DEFICIT
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	23,216	46,709	6,773
Total current liabilities	23,216	46,709	6,773
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	2,943,976	2,254,467	326,867
Other non-current liabilities	3,927	—	—
Total non-current liabilities	2,947,903	2,254,467	326,867
TOTAL LIABILITIES	2,971,119	2,301,176	333,640

SHAREHOLDERS’ DEFICIT
Class A ordinary shares (par value of US$0.00005, 796,062,195 shares authorized; 2,085,939 and 2,982,516 shares issued as of December 31, 2021 and 2022, respectively; 1,839,553 and 2,618,698 shares outstanding as of December 31, 2021 and 2022, respectively)	1	1	—
Class B ordinary shares (par value of US$0.00005, 826,389 shares authorized; 826,389 and 826,389 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	—	—	—
Class C ordinary shares (par value of US$0.00005, 203,111,416 shares authorized; 4,002,930 and 3,481,353 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	1	1	—
Treasury stock	—	—	—
Additional paid-in capital	2,364,313	2,309,740	334,881
Accumulated other comprehensive income	82,532	127,885	18,541
Accumulated deficit	(3,456,073)	(2,812,114)	(407,718)
TOTAL SHAREHOLDERS’ DEFICIT	(1,009,226)	(374,487)	(54,296)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	1,961,893	1,926,689	279,344

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	(163)	(101)	(33)	(5)
Gross profit	(163)	(101)	(33)	(5)
Operating expenses
Sales and marketing expenses	(14,278)	14	(4,166)	(604)
General and administrative expenses	(61,500)	(58,477)	(41,269)	(5,983)
Total operating expenses	(75,778)	(58,463)	(45,435)	(6,587)
Loss from operations	(75,941)	(58,564)	(45,468)	(6,592)
Interest income	14,880	5,349	8,764	1,271
Other income, net	—	8	(2,202)	(319)
Loss before income tax expenses	(61,061)	(53,207)	(38,906)	(5,640)
Income tax expenses	—	—	—	—
(Loss)/income from investment in subsidiaries	(369,481)	272,263	682,865	99,008
Net (loss)/income	(430,542)	219,056	643,959	93,368

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME

(Amounts in thousands)

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net (loss)/income	(430,542)	219,056	643,959	93,368
Other comprehensive (loss)/income, net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	(45,945)	(13,958)	45,353	6,576
Total comprehensive (loss)/income	(476,487)	205,098	689,312	99,944

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(Amounts in thousands)

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash used in operating activities	(427,279)	(37,609)	(53,792)	(7,799)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(120,107)	—	—	—
Purchase of long-term investments	—	—	(13,013)	(1,887)
Proceeds from maturity of short-term investments	120,107	—	—	—
Amounts due from subsidiaries	—	(69,529)	47,138	6,834
Loan to employees	—	(2,204)	—	—
Repayment of loan to employees	563	—	—	—
Net cash generated from/(used in) investing activities	563	(71,733)	34,125	4,947
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(26,579)	(4,866)	(6,742)	(977)
Proceeds from exercise of share options	—	—	10,047	1,457
Payment for cash dividend	—	—	(32,562)	(4,721)
Net cash used in financing activities	(26,579)	(4,866)	(29,257)	(4,241)
Effect of exchange rate changes	(44,317)	(13,365)	45,245	6,560
Net decrease in cash and cash equivalents	(497,612)	(127,573)	(3,679)	(533)
Cash and cash equivalents at beginning of the year	1,125,048	627,436	499,863	72,473
Cash and cash equivalents at end of the year	627,436	499,863	496,184	71,940

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(Amounts in thousands, except for share and per share data)

1.
BASIS FOR PREPARATION

The condensed financial information of Sunlands Technology Group has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, the VIEs and VIEs' subsidiaries.

2.
INVESTMENTS IN SUBSIDIARIES AND VIES AND VIES' SUBSIDIARIES

The Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries, the VIEs and the VIEs’ subsidiaries were reported using the equity method of accounting. The Company’s share of loss/income from its subsidiaries, the VIEs and the VIEs’ subsidiaries were reported as equity in earnings of its subsidiaries, the VIEs and the VIEs’ subsidiaries in the condensed statements of operations.

3.
CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into U S dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi (“RMB”) into U S dollars as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8972, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 30, 2022, or at any other rate.